PREPAID EXPENSES AND OTHER ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER ASSETS
Prepayments	€ 1,200	€ 1,636
Deposits	83	59
Other assets	372	128
Prepaid expenses and other assets	€ 1,655	€ 1,823